STOCK BASED COMPENSATION (Details Narrative) - USD ($)		1 Months Ended					6 Months Ended	12 Months Ended
	Sep. 01, 2022	Jul. 29, 2022	May 23, 2022	Apr. 18, 2022	Nov. 24, 2021	May 19, 2021	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2021	Oct. 20, 2022	Sep. 15, 2022	Sep. 06, 2022	Aug. 26, 2022	Aug. 10, 2021	Oct. 26, 2020	May 02, 2019	Aug. 23, 2018
Debt discount							$ 51,099	$ 0								$ 2,150
Convertible secured promissory noted, expiration value									$ 171,077
Common stock, shares issued							864,153,385	527,327,424	419,562,102
Common stock, par value							$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001				$ 0.001
Convertible secured promissory note										$ 560,000
August 22, 2022 [Member]
Stock Price							$ 0.03
Common stock, shares issued							500,000
Common stock, par value							$ 0.001
Term of warrant							3 years
September 15, 2022 [Member]
Cashless exercise of warrants											37,454,540
Increase in warrants							2,207,051,125
Anti-dilution provision of outstanding warrants incremental fair value amount							$ 5,388,467
Adjustment of warrants							2,514,514,989
Warrant [Member]
Convertible Secured Promissory Note			$ 560,000
Non returnable term acquire			3 years
Non returnable Shares issued upon exercise of warrant, shares			13,350,000
Returnable Exercise price			$ 0.025
Identical Common Stock Purchase Agreements Member
Stock Price												$ 0.003
Common stock, shares issued												83,333,333
Common stock, par value												$ 0.001
Registered common stock												$ 5,000,000
Convertible secured promissory note	$ 50,000
Lender [Member]
Common stock, par value														$ 0.001
Warrants [Member]
Warrant shares						8,150,000
Exercise price				$ 0.025	$ 0.035	$ 0.07
Stock warrants expired															300,000
Convertible Secured Promissory Note				$ 560,000	$ 315,000
Debt discount				$ 279,362	$ 145,947
Warrant calculation assumptions description				(1) 3- year term warrants - stock price $0.0227, warrant exercise price $0.025, expected term of 3 years, expected volatility of 314% and discount rate of 0.82% and (2) 5- year term warrants - stock price $0.0227, warrant exercise price $0.035, expected term of 5 years, expected volatility of 317% and discount rate of 0.82%	stock price $0.0116, warrant exercise price $0.03 to $0.042, expected term of 5 years, expected volatility of 317% and discount rate of 0.82%. The debt discount for the warrant will be amortized over the one-year term of the Note
Non returnable term acquire				3 years	3 years
Non returnable Shares issued upon exercise of warrant, shares				13,350,000	10,000,000
Returnable Shares issued upon exercise of warrant, shares				13,350,000	15,000,000
Returnable term acquire				5 years	5 years
Returnable Exercise price				$ 0.035	$ 0.025
Warrants [Member] | July 29, 2022 [Member]
Cashless exercise of warrants		137,931,115
Reduced price of exercise warrants							$ 0.0058
Warrants exercised							106,102,137
Increase in warrants							394,640,634
Adjustment of warrants		80,956,000					475,596,634
Warrants [Member] | May 8, 2022 [Member]
Warrants issued							1,500,000
Convertible secured promissory noted, expiration value							$ 150,000
Warrants [Member] | Lender [Member]
Exercise price				$ 0.03											$ 0.30
Returnable Shares issued upon exercise of warrant, shares				1,080,000
Warrants [Member] | Lender One [Member]
Returnable Shares issued upon exercise of warrant, shares					10,000,000
Returnable term acquire					5 years
Returnable Exercise price					$ 0.035
Warrants [Member] | Lender Two [Member]
Returnable Shares issued upon exercise of warrant, shares			13,350,000		15,000,000
Returnable term acquire			5 years		5 years
Returnable Exercise price			$ 0.035		$ 0.035
Warrant 1 [Member]
Returnable Shares issued upon exercise of warrant, shares			1,080,000		540,000
Returnable term acquire			3 years		3 years
Returnable Exercise price			$ 0.025		$ 0.042
Stock compensation expense								$ 98,781
Warrant Cancellable [Member]
Returnable Shares issued upon exercise of warrant, shares				13,350,000	15,000,000
Returnable term acquire				5 years	5 years
Non-Cancellable Common stock Member | Lender Two [Member]
Common stock, shares	30,000,000
Term acquire	5 years
Stock Price	$ 0.0007
Cancellable Common stock Member | Lender One [Member]
Common stock, shares	47,000,000
Term acquire	5 years
Stock Price	$ 0.0007